Average Annual Total Returns - Invesco SP SmallCap Quality ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Quality Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P SmallCap 600® Quality Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 06, 2017	17.43%	7.85%	17.09%	7.56%	10.51%	6.05%	17.99%	[1]	8.28%	[1]	22.78%	9.56%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.